Income Taxes, Effective Income Tax Expense and Rate (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate Continuing Operations, Tax Rate Reconciliation Abstract
Statutory federal income tax expense	$ 11,299	$ 9,800	$ 8,160
Statutory federal income tax expense, rate	35.00%	35.00%	35.00%
Change in tax rate resulting from: [Abstract]
State and local taxes on income, net of federal income tax benefit	964	856	730
State and local taxes on income, net of federal income tax benefit, rate	3.00%	3.10%	3.10%
Tax-exempt interest	(490)	(414)	(334)
Tax-exempt interest, rate	(1.50%)	(1.50%)	(1.40%)
Excludable dividends	(49)	(132)	(247)
Excludable dividends, rate	(0.20%)	(0.50%)	(1.10%)
Tax credits	(967)	(815)	(735)
Tax credits, rate	(3.00%)	(2.90%)	(3.20%)
Life insurance	(173)	(524)	(222)
Life insurance, rate	(0.50%)	(1.90%)	(1.00%)
Leveraged lease tax expense	302	347	272
Leveraged lease tax expense, rate	0.90%	1.20%	1.20%
Other	(481)	(15)	(179)
Other, rate	(1.50%)	0.00%	(0.70%)
Income tax expense	$ 10,405	$ 9,103	$ 7,445
Effective income tax rate	32.20%	32.50%	31.90%